15. Non-financial assets and liabilities (Details 4) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Non-financial Assets And Liabilities Details 3
Defined benefit obligation at beginning of year	$ 87,705	$ 56,112
Cost of interest	20,857	22,859
Cost of service for the current year	6,338	4,039
Past service cost	3,286	0
Actuarial losses recognized in other comprehensive income	17,380	20,594
Benefits paid	(17,444)	(15,899)
Discontinued operations	(5,025)	0
Defined benefit obligation at end of year	$ 113,097	$ 87,705